Principal Activities, Organization and Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($) Location Store	Dec. 31, 2013 CNY Location	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	May 31, 2007 Pre -2009 Regional Companies CNY Entity	Aug. 31, 2009 Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical)	Aug. 31, 2009 Fuzhou Nepstar Chain Co., Ltd. ("Fuzhou Nepstar") Transferee companies CNY	May 31, 2010 Shenzhen Nepstar E-commerce Co., Ltd. ("Nepstar E-commerce") CNY Entity	Dec. 31, 2009 Shenzhen Nepstar E-commerce Co., Ltd. ("Nepstar E-commerce") Shenzhen Nepstar Pharmaceutical Co., Ltd. (Nepstar Pharmaceutical)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of retail drugstores	2,066	2,066
Number of cities where owned retail drug stores operate	77	77
US dollar denominated bank deposits	$ 9,745	58,996	$ 9,943	61,948
Entity incorporation date	2004-08	2004-08
Initial public offering completion date	Nov. 09, 2007	Nov. 09, 2007
Ownership percentage of subsidiaries transferred for reorganization					51.00%			100.00%
Number of transferee companies					2			2
Consideration paid by transferee companies					31,794			10,000
Percentage of controlling interest						49.00%	51.00%		100.00%
Initial capital contribution paid by Transferee Companies							1,530
Amount loan to Transferee Companies								10,000
Agreements that retain economic risks and rewards of the regional companies	May 27, 2017	May 27, 2017
Initial term loans	1 year	1 year